February 1, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GuideStone Funds (the “Trust”) Registration Nos. 333-53432 and 811-10263

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.

the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.

the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the U.S. Securities and Exchange Commission via EDGAR on January 27, 2023 and became effective January 27, 2023 (Accession No. 0001193125-23-016394).

Please contact Melanie Childers at (214) 720-2148 with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Sincerely,

/s/ Melanie Childers
Melanie Childers
Vice President – Fund Operations and Secretary
GuideStone Funds